Consolidated Statement of Operations (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
REVENUES
Sales	$ 2,562,732	$ 1,979,560
Cost of goods sold	(1,763,685)	(1,696,050)
Gross profit	799,048	283,510
Operating expenses
Salaries and benefits	857,035	398,562
Advertising and marketing	117,434	69,258
Legal and professional services	119,143	36,689
Repairs and maintenance	43,832	22,583
Travel and entertainment	155,156	55,753
General supplies and office expense	72,189	20,188
Telephone	30,040	14,970
Rent	114,150	24,000
Depreciation	65,104	38,800
Insurance	53,943	16,093
Other general and administrative	163,146	65,528
Total Operating Expenses	1,791,172	762,423
(Loss) from operations	(992,124)	(478,913)
Other income (expenses)
Other income	25,275	11,139
Interest expense	(37,857)	(23,512)
Other expense	(87,990)	(73,853)
Total other income (expense)	(100,572)	(86,227)
(Loss) before income taxes	(1,092,696)	(565,140)
Provision for income taxes	0	0
Net loss	$ (1,092,696)	$ (565,140)